General (Details) - 12 months ended Dec. 31, 2022 $ / shares in Units, $ in Thousands	USD ($)	₪ / shares shares	$ / shares shares
General (Details) [Line Items]
ordinary shares (in Shares) | shares		48,268,611	48,268,611
Ordinary shares par value | $ / shares			$ 10
Ordinary shares amount (in Dollars) | $	$ 525,000
Minimum [Member]
General (Details) [Line Items]
Ordinary shares par value		₪ 0.01
Maximum [Member]
General (Details) [Line Items]
Ordinary shares par value		₪ 0.000216